SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED PAYMENTS
17.	SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors. The awards are typically subject to a three-year to a four-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Starting from December 31, 2006, the Company awarded Special Stock Options to its employees and directors. Terms for Special Stock Options are the same as other option grants except the underlying ordinary shares to be received upon exercise of the vested options do not have any entitlement to vote. Every two Special Stock Options is exercisable into one Class A ordinary share. The Special Stock Options have been accounted for as equity awards and measured at the date on which the terms of the grant was communicated to the grantee. These Special Stock Options vest 10% after the first year of service, 20% after the second year of service, 40% after the third year of service and 30% after the fourth year of service. The contractual life of the Special Stock Option is ten years from the date of grant.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

Stock related award incentive plan of 2015

On June 4, 2015, the Company’s board of directors and shareholders approved the 2015 Stock Related Award Incentive Plan (the “2015 Plan”). Under the 2015 Plan, the Company may issue up to 1.5% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2015 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2015 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

A summary of the equity award activity under the 1999 Plan, 2010 Plan and 2015 Plan for the year ended December 31, 2016 was stated below:

				Weighted
		Weighted-	Weighted-	Average
		Average per	Average	Remaining
		Share	Grant-date	Contractual		Aggregate
Options Granted to Employees	Number of	Exercise	Fair Value	Term		Intrinsic
and Directors	Shares (*)	Price	per Share	(Years)		Value

Outstanding, December 31, 2015	8,240,623	13.80	4.21	5.98	US$	190,761
Granted	2,738,200	21.02	10.52
Forfeited	(527,191)	27.33	9.41
Expired	(282,798)	8.10	2.50
Exercised	(363,417)	10.44	3.77
Outstanding, December 31, 2016	9,805,417	15.38	5.77	6.20	US$	10,011
Vested and expected to vest at December 31, 2016	9,805,417	15.38	5.77	6.20	US$	10,011
Exercisable at December 31, 2016	7,283,716	13.61	4.22	5.04	US$	20,328

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share at December 31, 2016 and the exercise price.

The weighted average grant-date fair value per share of options granted for the year ended December 31, 2016 was US$10.52. Total options granted for the years ended December 31, 2015 and 2016 were 2,263,092 and 2,738,200. Total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was US$45,826, US$12,853 and US$10,011, respectively.

As of December 31, 2016, there was US$24,968 of unrecognized share-based compensation cost related to equity awards that are expected to be recognized over a weighted-average vesting period of 3.23 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value for stock options granted during the year ended December 31, 2016 under the 2015 Plan was estimated using the Black-Scholes option pricing model. The volatility assumption was estimated based on the price volatility of the shares of the Company and comparable companies in the internet media business. The expected term was estimated based on the resulting output of the Black-Scholes option pricing model. The risk-free rates were based on the market yield of US Treasury Bonds and Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The dividend yield of nil are based on the Company’s estimated dividend distribution for the stock options granted during the year ended December 31, 2016.

The assumptions used to estimate the fair values of the share options granted were as follows:

For the Years Ended
December 31,
2016

Risk-free interest rate	1.97% to 2.23%
Dividend yield	nil
Expected volatility range	49.66% to 50.18%
Weighted average expected life	6.35 years
Estimated forfeiture rate	-
Fair value of ordinary share	US$6.85 to US$7.60

Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$

Cost of revenues	782	471	443
Selling expenses	1,122	446	512
General and administrative expenses	2,778	3,485	5,597

	4,682	4,402	6,552